Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Bank Loans) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Disclosure Of Banks Loans And Acceptances [Line Items]
Residential mortgages	$ 316,298	$ 331,649
Consumer installment and other personal	234,003	228,382
Credit card	40,465	40,639
Business and government	354,225	356,973
Total loans	944,991	957,643
Loans at FVOCI	141	230
Total loans	945,132	957,873
Allowance for loan losses	8,613	8,094	$ 7,545
Total loans, net of allowance	$ 936,519	$ 949,779